Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 407,230	$ 98,190	$ 246,026
Long-term investments - warrants held	3,265	785
Long-term investments	$ 410,495	$ 98,975